FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X	]
Pre-Effective Amendment No .	[	]
Post-Effective Amendment No. 15	[X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X	]

Amendment No. 17

(Check appropriate box or boxes.)

DEAN FAMILY OF FUNDS

(Exact name of Registrant as Specified in Charter)

2480 Kettering Tower

Dayton, Ohio 45423

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 327-3656

Copy to:
Freddie Jacobs, Jr.	Karen M. McLaughlin, Esq.
Unified Fund Services, Inc.	Frost Brown Todd LLC
431 N. Pennsylvania St.	2200 PNC Center, 201 East Fifth Street
Indianapolis, IN 46204	Cincinnati, OH 45202-4182

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

x	immediately upon filing pursuant to paragraph (b) of Rule 485
___	on (date) pursuant to paragraph (b) of Rule 485

___	60 days after filing pursuant to paragraph (a)(1) of Rule 485
___	on (date) pursuant to paragraph (a)(l) of Rule 485
___	75 days after filing pursuant to paragraph (a)(2) of Rule 485
___	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A of the Dean Family of Funds (the “Registrant”) is being filed pursuant to Rule 485(b) of the Securities Act of 1933 (the “1933 Act”) for the sole purposes of updating the information contained in Part C to the Registrant’s Registration Statement. The form of the Prospectus of the Registrant has not been changed from that contained in the filing made by the Registrant on August 1, 2005 pursuant to Rule 497 under the 1933 Act and it is hereby incorporated by reference. The form of the Statement of Additional Information of the Registrant has not been changed from that contained in the filings made by the Registrant on August 1, 2005 and October 17, 2005 pursuant to Rule 497 under the 1933 Act and it is hereby incorporated by reference.

NOTE: This filing is being made to correct formatting errors that occurred in connection with the filing of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement and to include certain information and exhibits that were inadvertently not included in Post-Effective Amendment No. 14 to the Registration Statement.

DEAN FAMILY OF FUNDS

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)          Agreement and Declaration of Trust, which was filed with the Commission on December 23, 1996, is hereby incorporated by reference.

(b)          Amended and Restated Bylaws, which were filed with the Commission on July 31, 2002, are hereby incorporated by reference.

(c)          The relevant portions of the Registrant’s Agreement and Declaration of Trust and Amended and Restated Bylaws, which were filed with the Commission on December 23, 1996 and July 31, 2002, respectively, are hereby incorporated by reference.

(d)

(i)            Advisory Agreement with C.H. Dean & Associates, Inc. for the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund, which was filed with the Commission on October 1, 1997, is hereby incorporated by reference.

(ii)          Advisory Agreement with C.H. Dean & Associates, Inc. for the International Fund, which was filed with the Commission on July 15, 1998, is hereby incorporated by reference.

(iii)         Sub-Advisory Agreement with Newton Capital Management, Ltd., which was filed with the Commission on July 15, 1998, is hereby incorporated by reference.

(e)          Underwriting Agreement with 2480 Securities LLC, which was filed with the Commission on October 1, 1997, is hereby incorporated by reference.

(f)          Directors Deferred Compensation Plan, which was filed with the Commission on October 1, 1997, is hereby incorporated by reference.

(g)	(i) Custody Agreement with US Bank, NA, which was filed with the Commission on July 15, 1998, is hereby incorporated by reference.

(ii)     Custody Agreement with Boston Safe Deposit and Trust Company, which was filed with the Commission on July 29, 2003, is hereby incorporated by reference.

(h)	(i) Mutual Fund Services Agreement with Unified Fund Services, Inc., which was filed with the Commission on May 27, 2005, is hereby incorporated by reference.

(ii)          Expense Limitation Agreement with Dean Investment Associates, LLC is filed herewith.

(iii)        Amendment No. 7 to the Expense Limitation Agreement with Dean Investment Associates, LLC is filed herewith.

(i)           Opinion and Consent of Counsel, which was filed with the Commission on March 25, 1997, is hereby incorporated by reference.

(j)          Consent of Independent Registered Public Accounting Firm, which was filed with the Commission on July 27, 2005, is hereby incorporated by reference.

(k)	Inapplicable.

(l)           Agreement Relating to Initial Capital, which was filed with the Commission on October 1, 1997, is hereby incorporated by reference.

(m)	(i) Plan of Distribution Pursuant to Rule l2b-l for Class A Shares, which was filed with the Commission on October 1, 1997, is hereby incorporated by reference.

(ii)          Plan of Distribution Pursuant to Rule 12b-l for Class C Shares, which was filed with the Commission on October 1, 1997, is hereby incorporated by reference.

(n)          Rule 18f-3 Multi-Class Plan, which was filed with the Commission on March 25, 1997, is hereby incorporated by reference.

(o)	Reserved.
(p)

(i)            Amended Code of Ethics and Insider Trading Policy of Dean Investment Associates, LLC, 2480 Securities LLC, and Dean Family of Funds, which was filed with the Commission on May 27, 2005, is hereby incorporated by reference.

(ii)          Amended Code of Ethics of Newton Capital Management Ltd., which was filed with the Commission on August 3, 2005, is hereby incorporated by reference.

(iii)         Code of Ethics of Dean Family of Funds Senior Officers, which was filed with the Commission on July 29, 2004, is hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

Pershing LLC may be deemed to control the Small Cap Value Fund because it owns of record and beneficially more than 25% of the Fund’s Class C shares. Pershing LLC is a Delaware limited liability company and a wholly-owned subsidiary of The Bank of New York Company, Inc. The Registrant has no practical means to determine other persons that may be controlled by Pershing LLC or its parent and therefore under common control with the Small Cap Value Fund due to Pershing LLC’s ownership.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill”) may be deemed to control each of the Funds because it owns of record and beneficially more than 25% each of the Fund’s Class C shares. Merrill is a corporation organized under the laws of the State of Delaware and is a wholly-owned subsidiary of Merrill Lynch & Company. The Registrant has no practical means to determine other persons that may be controlled by Merrill or Merrill Lynch & Company and therefore under common control with each of the Funds due to Merrill’s ownership.

Wells Fargo Investments LLC (“Wells Fargo”) may be deemed to control the International Fund because it owns of record and beneficially more than 25% of the Fund’s Class C shares. Wells Fargo is a limited liability company organized under the laws of the State of Delaware and is a wholly-owned subsidiary of Wells Fargo Investment Group, Inc. whose ultimate parent is Wells Fargo & Company. The Registrant has no practical means to determine other persons that may be controlled by Wells Fargo or its parent entities and therefore under common control with the International Fund due to Wells Fargo’s ownership.

Dean Investment Associates, LLC (“DIA”) may be deemed to control each of the Funds as the investment adviser to the Funds. Chauncey H. Dean may be deemed to control DIA because he owns more than 25% of the outstanding voting securities of C.H. Dean & Associates (“CHD”), which is the sole interest holder of DIA. Chauncey H. Dean may also be deemed to control the following subsidiaries of CHD (the “Subsidiaries”): 2480 Securities LLC; Dean Financial Services, LLC; Dean Pension Consultants, LLC; and Dean, von Schoeler, McBride, Inc. Therefore, DIA and each of the other Subsidiaries may be deemed to be under common control with each of the Funds.

Item 25. Indemnification

Under Declaration of Trust

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under Insurance Policy

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, C.H. Dean & Associates, Inc. (“Dean Investment Associates”) and 2480 Securities LLC. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Under Advisory and Sub-Advisory Agreements

The Advisory Agreements with Dean Investment Associates each provide that Dean Investment Associates shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the applicable Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust; provided, however, that such acts or omissions shall not have resulted from Dean Investment Associates’ willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to Dean Investment Associates in its actions under the appropriate Advisory Agreement or breach of its duty or of its obligations under the appropriate Advisory Agreement.

The Sub-Advisory Agreement with the Sub-Adviser provides that the Sub-Adviser shall give the International Value Fund the benefit of its best judgment and effort in rendering services under the Sub-Advisory Agreement, but that neither the Sub-Adviser nor any of its officers, directors, employees, agents or controlling persons shall be liable for any act or omission or for any loss sustained by the International Value Fund in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from the Sub-Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreement; provided, however, that the foregoing shall not constitute a waiver of any rights which the Trust may have which may not be waived under applicable law.

Item 26. Business and Other Connections of the Investment Adviser

Dean Investment Associates: Business and Other Connections of Directors and Officers

Dean Investment Associates, LLC is a registered investment adviser, providing investment advisory services to the Registrant. Dean Investment Associates, LLC, formerly C.H. Dean & Associates, Inc., has been engaged since 1973 in the business of providing investment advisory services to individual, institutional and corporate clients.

Unless otherwise indicated, the principal business address of the companies listed in the table below is 2480 Kettering Tower, Dayton OH 45423.

Name of Director or Officer	Company Name Principal Business Address	Nature of Relationship
Stephen M. Miller	Dean Investment Associates, LLC	Director and CEO & President
	C.H. Dean, Inc.	Director, President/Chief Operating Officer
	Dean Financial Services, LLC	Director and CEO
	Dana Point Advisory Services, LLC	Director and CEO & President
	Dean, Von Schoeler, McBride, Inc. Atrium II, Suite 575 5455 Rings Road Dublin, OH 43017	Director and Secretary/Treasurer
	2480 Securities LLC	President
	Dean Pension Consultants, LLC	Director and CEO
Debra E. Rindler	Dean Investment Associates, LLC	Secretary/Treasurer
	C.H. Dean, Inc.	Vice President/Chief Financial Officer Treasure and Secretary
	Dean Financial Services, LLC	Secretary/Treasurer
	Dana Point Advisory Services, LLC	Secretary/Treasurer
	2480 Securities LLC	Secretary/Treasurer
	Dean Pension Consultants, LLC	Secretary/Treasurer

Newton Capital Management: Business and Other Connections of Directors and Officers

Newton Capital Management Limited is a United Kingdom-based investment advisory firm registered with the Securities and Exchange Commission. It is affiliated with Newton Investment Management Limited, a United Kingdom-based investment advisory firm that has been managing assets for institutional investors, mutual funds and individuals since 1978. Newton Capital Management Limited was established in 1992.

Unless otherwise indicated, the principal business address of the companies listed in the table below is Mellon Financial Centre, 160 Queen Victoria Street, London, United Kingdom EC4V 4LA.

Name of Director or Officer	Company Name Principal Business Address	Nature of Relationship
Helena Morrissey	Newton Capital Management Limited	Chief Executive Officer and Director
Jeff Munroe	Newton Capital Management Limited	Chief Investment Officer and Director
Kate Turner	Newton Capital Management Limited	Chief Compliance Officer and Director
Jeremy Bassil	Newton Capital Management Limited	Chief Legal Officer
Andrew Downs	Newton Capital Management Limited	Chief Operating Officer and Director
Francis David Antin	Newton Capital Management Limited	Director
Mark William Scott	Newton Capital Management Limited	Director
Stephen Brian Tutt	Newton Capital Management Limited	Chief Financial Officer

Item 27. Principal Underwriters

(a) Inapplicable.

(b)                Name and Principal                         Positions and Officers with

Business Address*	Underwriter	Positions and Offices with Fund
Stephen M. Miller	President	President
Debra E. Rindler	Secretary and Treasurer	Secretary, Treasurer and Chief Compliance Officer

*The principal business address of Mr. Miller and Ms. Rindler is 2480 Kettering Tower, Dayton, Ohio 45423.

(c)	Inapplicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated there under will be maintained by the Registrant at its offices located at 2480 Kettering Tower, Dayton, Ohio 45423 as well as at the offices of the Registrant’s transfer agent located at 431 N. Pennsylvania St., Indianapolis, IN 46204.

Item 29. Management Services Not Discussed in Parts A or B

Inapplicable.

Item 30. Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dayton, and State of Ohio, on the 27th day of December, 2005.

DEAN FAMILY OF FUNDS

By     /s/ Debra E. Rindler

Debra E. Rindler, Secretary, Treasurer

and Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Stephen M. Miller	President	December 27, 2005

Stephen M. Miller

/s/ Debra E. Rindler	Secretary, Treasurer and	December 27 , 2005
Debra E. Rindler	Chief Compliance Officer

/s/ Sam B. Gould	Trustee	, 2005

Sam B. Gould*

/s/ Frank J. Perez	Trustee	, 2005

Frank J. Perez*

/s/ David J. Ponitz	Trustee	, 2005

David J. Ponitz*

/s/ Gilbert P. Williamson	Trustee	, 2005

Gilbert P. Williamson*

*By	/s/ Freddie Jacobs, Jr.
	Freddie Jacobs, Attorney-in-Fact	December 23 , 2005

EXHIBIT INDEX

Expense Limitation Agreement with C.H. Dean & Associates, Inc.	EX. 23(h)(ii)
Amendment No. 7 to the Expense Limitation Agreement with C.H. Dean & Associates, Inc.	EX. 23(h)(iii)
Powers of Attorney	EX. 99